Taxes (Details) - Schedule of provision (benefit) for income tax - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Provision Benefit For Income Tax Abstract
Current income tax	$ 2,800,162	$ 1,670,733	$ 662,704
Deferred income tax	245,830	(413,609)	172,740
Total provision for income tax expenses	$ 3,045,992	$ 1,257,124	$ 835,444